ACCOUNTING POLICIES (Details)	12 Months Ended		12 Months Ended
	Dec. 31, 2009 vessel	Dec. 31, 2012 Investment	Dec. 31, 2012 Offshore assets [Member]	Dec. 31, 2012 All other vessels [Member]	Dec. 31, 2012 Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)			30 years	25 years
Depreciation, rate					20.00%
Number of long-term investments in shares which are not publicly traded		2
Number of impaired single-hull vessels	6